Income taxes	12 Months Ended
Mar. 28, 2026
Income Tax Disclosure [Abstract]
Income taxes
12.	Income taxes:
The Company evaluates its deferred tax assets to determine if any adjustments to its valuation allowances are required. As part of this analysis, the Company could not reach the required conclusion that it would be able to more likely than not realize the value of net deferred tax assets in the future. As a result, the Company has a non-cash valuation allowance of $30.8 million (March 29, 2025 - $29.2 million) against the majority of the Company’s net deferred tax assets.
The significant items comprising the Company’s net deferred tax assets at March 28, 2026 and March 29, 2025 are as follows:

	Fiscal Year Ended
	March 28, 2026	March 29, 2025
	(In thousands)
Deferred tax assets:
Loss and tax credit carry forwards	$14,466	$15,436
Difference between book and tax basis of property and equipment and intangible assets	9,889	9,164
Operating lease liabilities net of right-of-use assets	2,206	2,656
Other reserves not currently deductible	1,405	1,296
Interest and financing expenses not currently deductible	3,340	2,076
Other	298	—

	31,604	30,628
Deferred tax liabilities:
Investment in joint venture	(765)	(842)
Other	—	(561)

	(765)	(1,403)
Net deferred tax asset before valuation allowance	30,839	29,225
Valuation allowance	(30,839)	(29,225)

Net deferred tax asset	$—	$—

The following disclosures are presented below in accordance with the adoption of ASU 2023-09, as described in Note 2 (s)
Recent Accounting Pronouncements adopted during the year
, for the fiscal year ended March 28, 2026.
For financial reporting purposes, loss before income taxes includes the following components:

Fiscal Year Ended
March 28, 2026
(In thousands)
Canada	$3,395
United States	—
Foreign	—

$3,395

The Company’s income tax expense (benefit) consists of the following components:

Fiscal Year Ended
March 28, 2026
(In thousands)
Income tax expense (benefit):
Current	$—
Quebec	—
Ontario	—
Alberta	—
British-Columbia	—
Deferred	(1,614)
Valuation allowance	1,614

Income tax expense	$—

The Company’s current tax payable was nil at March 28, 2026.
The Company had paid income taxes in the following jurisdiction:

Fiscal Year Ended
March 28, 2026 (In thousands)
Canadian Federal taxes	$—
Canadian Provincial taxes	—
Quebec	—
Ontario	—
Alberta	—
British-Columbia	—
Foreign taxes	—

Total	$—

The following reconciles income taxes calculated at the Canadian statutory rate with the actual income tax expense. This rate was used because Canada is the domicile of the Company.

	Fiscal Year Ended
	March 28, 2026 (In thousands and percentages)
Loss before tax	$(3,395)
Canadian Federal tax rate	(509)	15.0%
Canadian Provincial tax rates
Quebec	(173)	5.1%
Ontario	(102)	3.0%
Alberta	(56)	1.6%
British-Columbia	(36)	1.1%
Foreign tax effects	—	0.0%
Effect of changes in tax laws or rates enacted in the current period	—	0.0%
Effect of cross-border tax laws	—	0.0%
Tax credits	—	0.0%
Changes in valuation allowances	1,614	(47.6%)
Non taxable equity in earnings of joint venture	(288)	8.5%
Non taxable dividend from joint venture	(379)	11.2%
Changes in unrecognized tax benefits	—	0.0%
Permanent differences and other	(71)	2.1%

Income tax expense	$—	—

At March 28, 2026, the Company had federal non-capital losses of $51.0 million available to reduce fu
ture Canadian federal taxable income and investment tax credits (“ITC’s”) in Canada of $0.16 million available to reduce future Canadian federal income taxes payable which will expire between 2035 and 2045. At March 28, 2026, the Company also has capital losses of $1.9 million available to reduce future Canadian capital gains. The capital losses do not expire. In addition to losses, the Company has restricted interest and financing expenses of $12.9 million avail
able to reduce future Canadian federal taxable income, which do not expire.
The following disclosures are presented below in accordance with the guidance prior to the adoption of ASU 2023-09, as described in Note 2(s) Recent Accounting Pronouncements adopted during the year, for the fiscal years ended March 29, 2025 and March 30, 2024, respectively.

	Fiscal Year Ended
	March 29, 2025	March 30, 2024
	(In thousands)
Income tax expense (benefit):
Current	$—	$—
Deferred	(3,076)	(1,329)
Valuation allowance	3,076	1,329

Income tax expense	$—	$—

The Company’s current tax payable was nil at March 29, 2025 and March 30, 2024.
The Company’s provision for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 29, 2025	March 30, 2024
Canadian statutory rate	25.7%	25.7%
Utilization of unrecognized losses and other tax attributes	(27.1%)	(28.6%)
Non-deductible equity in earnings joint venture	2.4%	6.0%
Permanent differences and other	(1.0%)	(3.1%)

Total	0.0%	0.0%